Small Cap Core Fund Expense Example - Small Cap Core Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,145